As filed with the Securities and Exchange Commission on August 26, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 – June 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
ANNUAL REPORT
June 30, 2022

TABLE OF CONTENTS
A Message to Our Shareholders (Unaudited) 2
Performance Chart and Analysis (Unaudited) 4
Schedule of Investments 5
Statement of Assets and Liabilities 8
Statement of Operations 9
Statements of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 17
Additional Information (Unaudited) 18

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2022

Dear Shareholders:
As of June 30, 2022, the Acuitas U.S. Microcap Fund’s (the “Fund”) net asset value was $11.53 per share with total net assets at $47.1 million. Calendar year-to-date, the Fund returned -22.88%, compared to -25.11% for the Russell Microcap Index (the
“Benchmark”). This represents 2.23% of outperformance vs. the Benchmark so far in 2022. Since the July 18, 2014 inception, the
Fund has returned an annualized 7.18%, outperforming the Benchmark return of 5.95% by 123 basis points (1 basis point = 0.01%)
over the same time period.
Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and the current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call
(844) 805-5628.
The Russell Microcap Index’s -30.73% return over the trailing twelve months – and the Fund’s -25.17% return (5.56% of outperformance) – represents the largest annual drawdown for the Index and the Fund since inception for a period ending on June
30th (when we write this letter). This happens in the wake of one of the strongest periods the previous year when we witnessed a powerful rebound across microcap stocks and a dramatic economic recovery after the market lows of 2020. More recently, we have seen stocks sell off as investors began to acknowledge the likely duration and effects of rising inflation and interest rates on consumer demand, corporate profits and economic growth.
We remain very pleased with our outperformance of the Fund relative to the Benchmark despite the challenging market and economic environment. Market valuations have reset and although small stocks have lagged large cap stocks over the past year, valuations for smaller stocks remain more compelling. Large cap stock valuations reached lofty levels prior to the market pullback supported by low interest rates, liquidity, and increasingly easy and cheap ways to trade. As interest rates began to rise, stock valuations have reset, but large cap valuations have not corrected enough to make them compelling. We believe that microcap stocks remain very attractive from a valuation standpoint.
In 2022, U.S. stocks had one of the worst starts to the year in nearly 50 years. From a macro perspective, inflation was the main concern for investors as Federal Reserve chair Jerome Powell has stated that the Fed has an “unconditional” commitment to their primary current goal, which is reducing inflation. In addition, soaring energy prices from the conflict in Ukraine weighed on consumer sentiment. Looking ahead, the market selloff has created numerous buying opportunities and our managers are excited about the countless opportunities to buy stocks at discounted valuations across the microcap universe. Finally, microcap’s longer term returns meaningfully lag large cap providing an opportunity for correction while the active opportunity remains very much intact.
From a sector standpoint, the biggest contributor to the Fund over the last 12 months was health care. Our underweight relative to the Benchmark was additive and strong stock selection added nearly 2.6% to excess returns. Technology also contributed to outperformance as well, as our overweight detracted from performance, but strong stock selection helped drive performance. The biggest drag on performance was stock selection within financials. Financials were a bright spot in the market generally as the prospect of higher interest rates and positive loan growth drove sector performance. The Fund’s underweight to financials detracted from performance during the year and stock selection was also weak within the sector. Finally, an overweight to industrials and strong stock selection within the sector buoyed returns. The range of sector returns during the year was nearly 65% from lagging health care to leading energy and while overall sector weights served as a drag on performance, strong stock selection across the portfolio helped drive positive relative performance.
As of June 30, 2022, the Fund’s sector allocations were:
AFMCX
Russell Microcap
Index
Industrials 22.0 13.0
Health Care 20.4 25.5
Technology 17.5 10.2
Financials 12.8 20.7
Consumer Discretionary 10.1 12.2
Energy 5.3 3.9
Consumer Staples 4.3 0.0
Basic Materials 3.1 3.9
Real Estate 2.3 4.9
Telecommunications 1.3 1.2
Utilities 0.9 2.0

ACUITAS US MICROCAP FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
June 30, 2022

As of June 30, 2022, the 10 largest positions in the Fund were:
The recent market decline has been challenging but was sparked by many of the risks we noted last year with inflation, war in
Ukraine and further supply chain disruptions at the forefront. The Funds positioning in terms of valuation benefited the Fund during the market decline as cheaper stocks weathered the decline better. The most aggressive selloff in the market came from the highest
P/E stocks and the most speculative investments that the Fund largely avoids. These were the securities impacted most by the more aggressive stance and actions of the Federal Reserve. The Fed’s effort to fight inflation has been a key factor in the market decline.
Higher interest rates directly impact the consumer who has already felt the impact of higher energy prices. On a bright note, we are pleased to see that the employment picture in the U.S. remains robust with low unemployment and we do not appear to face the same credit problems for banks and consumers that we saw in 2008.
While sentiment and pundits point toward recession, we believe that it will likely be brief. Our investment managers continue to seek companies with superior fundamentals and quality leadership in strong market positions and they are finding them in abundance. It is important to note that despite seeing weaker equity markets over the past year, we have seen the shift toward a better active environment, and we believe this improved active environment has room to run. From a capitalization perspective, we continue to believe that microcap will lead out of the bear market and post-inflation environment. More importantly, we believe that microcap remains undervalued compared to the broad market and remain excited for the continued opportunities going forward.
Our investment managers are taking advantage of cheaper valuations and we believe we remain positioned well for the future.
Regardless of the market environment, we look forward to continue seeing strong company fundamentals rewarded and believe that this will help drive the relative returns of our Fund.
We thank you for your continued support.
Best Regards,
Chris Tessin
IMPORTANT RISKS AND DISCLOSURE:
There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.
The Russell® Microcap Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell
2000® Index, plus the next smallest eligible securities by market cap. You cannot invest directly in an index.
Trailing Price Earnings Ratio (P/E) is the sum of a company's price-to-earnings, calculated by taking the current stock price and dividing it by the trailing earnings per share for the past 12 months.
UFP Technologies 1.71
Photronics 1.66
Agilysis 1.65
Ocean Bio-Chem 1.65
ePlus 1.49
Meridian Bioscience 1.34
Interface 1.34
VAALCO Energy 1.33
Advansix 1.29
Hackett Group 1.28

ACUITAS US MICROCAP FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2022

The following chart reflects the change in the value of a hypothetical $10,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the “Fund”) compared with the performance of the benchmark, Russell Microcap® Index (“Russell Microcap”), since inception.
The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed, while the Russell Microcap is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Acuitas US Microcap Fund vs. Russell Microcap® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the
Fund’s prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 2.08% and 2.33%, respectively. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50%
and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (844) 805-5628.
Average Annual Total Returns
Periods Ended June 30, 2022 One Year Three Year Five Year
Since Inception
07/18/14
Acuitas US Microcap Fund -25.17% 7.68% 5.66% 7.18%
Russell Microcap® Index -30.73% 5.05% 4.55% 5.95%

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.7%
Basic Materials - 3.0%
17,375 AdvanSix, Inc. $ 581,020
3,100 Hawkins, Inc. 111,693
1,400 Intrepid Potash, Inc.
(a)
63,406
51,953 LifeMD, Inc.
(a)
105,984
18,939 Northern Technologies International Corp. 177,080
2,999 Snow Lake Resources, Ltd.
(a)
7,197
8,200 TimkenSteel Corp.
(a)
153,422
101,278 Venator Materials PLC
(a)
210,658
1,410,460
Consumer Discretionary - 9.6%
25,295 Akoustis Technologies, Inc.
(a)
93,591
57,689 Charles & Colvard, Ltd.
(a)
71,534
15,420 Chicken Soup For The Soul Entertainment,
Inc.
(a)
114,262
20,000 Entravision Communications Corp.,
Class A 91,200
251,595 Fluent, Inc.
(a)
299,398
21,510 Green Brick Partners, Inc.
(a)
420,951
13,910 Guess?, Inc. 237,166
15,700 Hudson Technologies, Inc.
(a)
117,907
48,135 Interface, Inc. 603,613
1,800 MarineMax, Inc.
(a)
65,016
30,456 Motorcar Parts of America, Inc.
(a)
399,583
4,700 Shoe Carnival, Inc. 101,567
17,745 Stoneridge, Inc.
(a)
304,327
12,420 The Beauty Health Co.
(a)
159,721
7,910 The Children's Place, Inc.
(a)
307,857
10,895 The Lovesac Co.
(a)
299,613
6,900 The ONE Group Hospitality, Inc.
(a)
50,853
44,763 Tilly's, Inc., Class A 314,236
2,502 Winmark Corp. 489,316
4,541,711
Consumer Staples - 4.2%
7,587 Calavo Growers, Inc. 316,530
286 MGP Ingredients, Inc. 28,626
57,735 Ocean Bio-Chem, Inc. 743,627
1,800 Seneca Foods Corp., Class A
(a)
99,972
2,600 The Chefs' Warehouse, Inc.
(a)
101,114
15,540 The Vita Coco Co., Inc.
(a)
152,136
22,498 Village Super Market, Inc., Class A 513,179
1,955,184
Energy - 5.0%
40,515 Berry Corp. 308,724
9,295 Civitas Resources, Inc. 486,036
28,595 Geospace Technologies Corp.
(a)
135,540
900 Nabors Industries, Ltd.
(a)
120,510
56,505 Newpark Resources, Inc.
(a)
174,600
10,800 NOW, Inc.
(a)
105,624
14,200 Oil States International, Inc.
(a)
76,964
5,100 Ramaco Resources, Inc. 67,065
3,100 Ranger Oil Corp.
(a)
101,897
9,600 SandRidge Energy, Inc.
(a)
150,432
10,870 Stabilis Solutions, Inc.
(a)
43,589
86,190 VAALCO Energy, Inc. 598,159
2,369,140
Financials - 12.3%
7,930 B Riley Financial, Inc. 335,042
3,700 BayCom Corp. 76,516
5,400 Capstar Financial Holdings, Inc. 105,948
6,200 Central Valley Community Bancorp 89,900
10,225 Customers Bancorp, Inc.
(a)
346,628
11,090 Enova International, Inc.
(a)
319,614
Shares Security Description Value
Financials - 12.3% (continued)
3,800 Financial Institutions, Inc. $ 98,876
4,600 First Internet Bancorp 169,372
8,710 First Western Financial, Inc.
(a)
236,825
7,300 Hanmi Financial Corp. 163,812
10,300 Heritage Commerce Corp. 110,107
8,050 Horizon Bancorp, Inc. 140,231
4,000 International Money Express, Inc.
(a)
81,880
14,272 James River Group Holdings, Ltd. 353,660
46,555 Medallion Financial Corp. 297,952
2,500 Metropolitan Bank Holding Corp.
(a)
173,550
3,700 Mid Penn Bancorp, Inc. 99,789
12,770 NMI Holdings, Inc., Class A
(a)
212,621
12,680 Northrim BanCorp, Inc. 510,497
11,100 OP Bancorp 116,439
2,900 Peapack-Gladstone Financial Corp. 86,130
1,400 Preferred Bank/Los Angeles CA 95,228
5,116 QCR Holdings, Inc. 276,213
6,100 Regional Management Corp. 227,957
27,200 Selectquote, Inc.
(a)
67,456
6,760 Stewart Information Services Corp. 336,310
5,385 Texas Capital Bancshares, Inc.
(a)
283,466
5,000 The First of Long Island Corp. 87,650
90,790 United Insurance Holdings Corp. 141,632
4,450 Veritex Holdings, Inc. 130,207
5,771,508
Health Care - 19.5%
14,971 908 Devices, Inc.
(a)
308,253
12,800 Aerie Pharmaceuticals, Inc.
(a)
96,000
29,880 Affimed NV
(a)
82,768
40,000 Agenus, Inc.
(a)
77,600
2,605 Akoya Biosciences, Inc.
(a)
33,474
16,800 Aldeyra Therapeutics, Inc.
(a)
67,032
7,000 Altimmune, Inc.
(a)
81,900
4,500 AngioDynamics, Inc.
(a)
87,075
27,200 Assertio Holdings, Inc.
(a)
80,240
2,900 Avanos Medical, Inc.
(a)
79,286
31,340 Avid Bioservices, Inc.
(a)
478,248
35,416 BioLife Solutions, Inc.
(a)
489,095
11,090 Caribou Biosciences, Inc.
(a)
60,219
10,285 Castle Biosciences, Inc.
(a)
225,756
11,300 Catalyst Pharmaceuticals, Inc.
(a)
79,213
2,600 Celldex Therapeutics, Inc.
(a)
70,096
7,500 Champions Oncology, Inc.
(a)
60,675
1,315 ChemoCentryx, Inc.
(a)
32,586
4,900 Chinook Therapeutics, Inc.
(a)
85,701
113,510 ChromaDex Corp.
(a)
189,562
3,800 Collegium Pharmaceutical, Inc.
(a)
67,336
16,400 Concert Pharmaceuticals, Inc.
(a)
69,044
20,700 Cymabay Therapeutics, Inc.
(a)
61,065
33,420 CytoSorbents Corp.
(a)
73,190
18,963 DermTech, Inc.
(a)
105,055
9,300 Dynavax Technologies Corp.
(a)
117,087
2,300 Eagle Pharmaceuticals, Inc.
(a)
102,189
137,029 Harvard Bioscience, Inc.
(a)
493,304
5,510 Health Catalyst, Inc.
(a)
79,840
32,220 iCAD, Inc.
(a)
128,880
19,935 ImmunoGen, Inc.
(a)
89,707
47,566 InfuSystem Holdings, Inc.
(a)
458,061
17,101 Inogen, Inc.
(a)
413,502
4,800 Inotiv, Inc.
(a)
46,080
2,200 iRadimed Corp. 74,668
3,000 iTeos Therapeutics, Inc.
(a)
61,800
14,215 Kezar Life Sciences, Inc.
(a)
117,558

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 19.5% (continued)
3,900 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
$ 37,791
16,900 Liquidia Corp.
(a)
73,684
24,900 MannKind Corp.
(a)
94,869
19,876 Meridian Bioscience, Inc.
(a)
604,628
6,200 Myers Industries, Inc. 140,926
5,860 Nature's Sunshine Products, Inc.
(a)
62,526
7,800 Nurix Therapeutics, Inc.
(a)
98,826
12,252 Organogenesis Holdings, Inc.
(a)
59,790
8,765 OrthoPediatrics Corp.
(a)
378,210
4,600 Phibro Animal Health Corp., Class A 87,998
7,015 Pliant Therapeutics, Inc.
(a)
56,190
3,960 Prothena Corp. PLC
(a)
107,514
26,778 Repro-Med Systems, Inc.
(a)
67,748
16,760 Semler Scientific, Inc.
(a)
472,297
7,200 Sensus Healthcare, Inc.
(a)
55,296
19,316 SI-BONE, Inc.
(a)
254,971
44,610 SIGA Technologies, Inc. 516,584
4,995 Silk Road Medical, Inc.
(a)
181,768
4,520 Stoke Therapeutics, Inc.
(a)
59,709
4,600 Vanda Pharmaceuticals, Inc.
(a)
50,140
63,100 Verastem, Inc.
(a)
73,196
24,800 ViewRay, Inc.
(a)
65,720
8,996 Xenon Pharmaceuticals, Inc.
(a)
273,658
9,197,184
Industrials - 21.0%
9,854 Allied Motion Technologies, Inc. 225,065
12,340 Argan, Inc. 460,529
3,745 Barrett Business Services, Inc. 272,898
1,800 BlueLinx Holdings, Inc.
(a)
120,258
49,340 CECO Environmental Corp.
(a)
295,053
5,230 Chase Corp. 406,946
14,178 CIRCOR International, Inc.
(a)
232,377
14,884 Columbus McKinnon Corp. 422,259
90,000 Concrete Pumping Holdings, Inc.
(a)
545,400
16,400 Conduent, Inc.
(a)
70,848
1,000 CRA International, Inc. 89,320
9,500 Cross Country Healthcare, Inc.
(a)
197,885
9,615 Cryoport, Inc.
(a)
297,873
74,715 DHI Group, Inc.
(a)
371,333
19,300 Diana Shipping, Inc. 92,447
3,485 Distribution Solutions Group, Inc.
(a)
179,094
10,795 Ducommun, Inc.
(a)
464,617
1,600 Eagle Bulk Shipping, Inc. 83,008
4,166 Energy Recovery, Inc.
(a)
80,904
2,500 Franklin Covey Co.
(a)
115,450
2,300 Heidrick & Struggles International, Inc. 74,428
264,715 Hill International, Inc.
(a)
444,721
15,434 IES Holdings, Inc.
(a)
465,644
19,700 Information Services Group, Inc. 133,172
3,900 Insteel Industries, Inc. 131,313
29,530 Luxfer Holdings PLC 446,494
540 Mesa Laboratories, Inc. 110,128
75,470 Orion Energy Systems, Inc.
(a)
151,695
5,645 Primoris Services Corp. 122,835
71,209 Radiant Logistics, Inc.
(a)
528,371
10,196 ShotSpotter, Inc.
(a)
274,374
21,458 Stagwell, Inc.
(a)
116,517
5,200 Sterling Infrastructure, Inc.
(a)
113,984
4,800 Titan International, Inc.
(a)
72,480
5,200 Titan Machinery, Inc.
(a)
116,532
5,500 Triumph Group, Inc.
(a)
73,095
9,656 UFP Technologies, Inc.
(a)
768,328
8,805 Vishay Precision Group, Inc.
(a)
256,490
Shares Security Description Value
Industrials - 21.0% (continued)
1,800 VSE Corp. $ 67,644
29,384 Wabash National Corp. 399,035
9,890,844
Real Estate - 2.2%
6,700 Alpine Income Property Trust, Inc. REIT 120,064
26,800 Braemar Hotels & Resorts, Inc. REIT 114,972
5,500 BRT Apartments Corp. REIT 118,195
15,300 Farmland Partners, Inc. REIT 211,140
11,946 Plymouth Industrial REIT, Inc. 209,533
21,400 The Necessity Retail REIT, Inc. 155,792
5,300 UMH Properties, Inc. REIT 93,598
1,023,294
Technology - 16.8%
15,750 Agilysys, Inc.
(a)
744,503
34,820 American Well Corp., Class A
(a)
150,423
11,000 Amtech Systems, Inc.
(a)
80,300
53,270 AXT, Inc.
(a)
312,162
4,700 Benchmark Electronics, Inc. 106,032
28,143 BM Technologies, Inc.
(a)
165,762
13,800 Cantaloupe, Inc.
(a)
77,280
20,200 Casa Systems, Inc.
(a)
79,386
10,100 Celestica, Inc.
(a)
98,172
8,498 Cerence, Inc.
(a)
214,405
10,315 CEVA, Inc.
(a)
346,171
2,300 CTS Corp. 78,315
143,990 Edgio, Inc.
(a)
332,617
32,380 eGain Corp.
(a)
315,705
12,640 ePlus, Inc.
(a)
671,437
29,073 EverQuote, Inc., Class A
(a)
257,005
6,500 Grid Dynamics Holdings, Inc.
(a)
109,330
11,378 Hurco Cos., Inc. 281,492
14,621 Ichor Holdings, Ltd.
(a)
379,854
6,800 Identiv, Inc.
(a)
78,744
36,295 Key Tronic Corp.
(a)
160,061
34,145 Magnite, Inc.
(a)
303,208
25,866 MiX Telematics, Ltd., ADR 210,549
26,245 Outbrain, Inc.
(a)
132,012
38,305 Photronics, Inc.
(a)
746,181
36,200 Porch Group, Inc.
(a)
92,672
14,293 Radware, Ltd.
(a)
309,729
7,803 Red Violet, Inc.
(a)
148,569
17,300 Tactile Systems Technology, Inc.
(a)
126,290
30,320 The Hackett Group, Inc. 575,170
2,800 Ultra Clean Holdings, Inc.
(a)
83,356
6,455 Veeco Instruments, Inc.
(a)
125,227
7,892,119
Telecommunications - 1.2%
8,300 ADTRAN, Inc. 145,499
23,544 Airgain, Inc.
(a)
191,177
3,700 IDT Corp., Class A
(a)
93,055
24,430 TESSCO Technologies, Inc.
(a)
144,381
574,112
Utilities - 0.9%
4,100 Heritage-Crystal Clean, Inc.
(a)
110,536
44,426 Sharps Compliance Corp.
(a)
129,724
3,100 Unitil Corp. 182,032
422,292
Total Common Stock (Cost $47,230,757) 45,047,848

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

See Notes to Financial Statements.
At June 30, 2022, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of Investments in Securities.
The Level 2 value displayed in this table is a Money Market Fund. Refer to this
Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at year end.
Shares Security Description Value
Money Market Fund - 4.2%
1,961,960 First American Government Obligations
Fund, Class X, 1.29%
(b)
(Cost $1,961,960) $ 1,961,960
Investments, at value - 99.9% (Cost $49,192,717) $ 47,009,808
Other Assets & Liabilities, Net - 0.1% 68,186
Net Assets - 100.0% $ 47,077,994
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
19 CME E-mini
Russell 2000
Index Future 09/16/22 $ 1,659,848 $ 1,622,600 $ (37,248)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 45,047,848 $ (37,248)
Level 2 - Other Significant
Observable Inputs 1,961,960 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 47,009,808 $ (37,248)
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Basic Materials 3.0%
Consumer Discretionary 9.6%
Consumer Staples 4.2%
Energy 5.0%
Financials 12.3%
Health Care 19.5%
Industrials 21.0%
Real Estate 2.2%
Technology 16.8%
Telecommunications 1.2%
Utilities 0.9%
Money Market Fund 4.2%
Other Assets & Liabilities, Net 0.1%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $49,192,717) $ 47,009,808
Deposits with broker for futures 206,488
Receivables:
Fund shares sold 9,325
Investment securities sold 113,609
Dividends 20,187
Prepaid expenses 23,173
Total Assets
47,382,590
LIABILITIES
Payables:
Investment securities purchased 213,176
Accrued Liabilities:
Investment adviser fees 22,914
Fund services fees 13,925
Other expenses 54,581
Total Liabilities
304,596
NET ASSETS
$ 47,077,994
COMPONENTS OF NET ASSETS
Paid-in capital $ 49,567,375
Accumulated losses (2,489,381)
NET ASSETS
$ 47,077,994
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 4,083,749
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $47,077,994) $ 11.53

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,235) $ 626,358
Total Investment Income
626,358
EXPENSES
Investment adviser fees 715,145
Fund services fees 195,794
Custodian fees 31,190
Registration fees 22,757
Professional fees 47,268
Trustees' fees and expenses 6,344
Interest expense 721
Other expenses 123,927
Total Expenses 1,143,146
Fees waived
(284,253)
Net Expenses
858,893
NET INVESTMENT LOSS
(232,535)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
5,372,232
Futures
(308,368)
Net realized gain
5,063,864
Net change in unrealized appreciation (depreciation) on:
Investments
(20,725,299)
Futures
(39,760)
Net change in unrealized appreciation (depreciation)
(20,765,059)
NET REALIZED AND UNREALIZED LOSS
(15,701,195)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (15,933,730)

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2022 2021
OPERATIONS
Net investment loss $ (232,535) $ (182,802)
Net realized gain 5,063,864 14,189,193
Net change in unrealized appreciation (depreciation) (20,765,059) 18,035,222
Increase (Decrease) in Net Assets Resulting from Operations
(15,933,730) 32,041,613
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (4,606,485) –
Total Distributions Paid
(4,606,485) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 11,116,557 7,417,185
Reinvestment of distributions:
Institutional Shares 4,580,234 –
Redemption of shares:
Institutional Shares
(14,495,313) (13,526,187)
Redemption fees:
Institutional Shares
557 275
Increase (Decrease) in Net Assets from Capital Share Transactions
1,202,035 (6,108,727)
Increase (Decrease) in Net Assets
(19,338,180) 25,932,886
NET ASSETS
Beginning of Year
66,416,174 40,483,288
End of Year
$ 47,077,994 $ 66,416,174
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 779,405 535,597
Reinvestment of distributions:
Institutional Shares 320,072 –
Redemption of shares:
Institutional Shares
(980,826) (1,194,038)
Increase (Decrease) in Shares
118,651 (658,441)

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 16.75 $ 8.76 $ 10.05 $ 14.17 $ 12.57
INVESTMENT OPERATIONS
Net investment loss (a) (0.06) (0.05) (0.05) (0.09) (0.12)
Net realized and unrealized gain (loss)
(3.91) 8.04 (1.23) (1.46) 2.19
Total from Investment Operations
(3.97) 7.99 (1.28) (1.55) 2.07
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.25) – (0.01) (2.57) (0.47)
Total Distributions to Shareholders
(1.25) – (0.01) (2.57) (0.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 11.53 $ 16.75 $ 8.76 $ 10.05 $ 14.17
TOTAL RETURN
(25.17)% 91.21% (12.75)% (9.68)% 16.77%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 47,078 $ 66,416 $ 40,483 $ 77,663 $ 108,339
Ratios to Average Net Assets:
Net investment loss (0.41)% (0.36)% (0.47)% (0.78)% (0.91)%
Net expenses 1.50% 1.50% 1.70% 1.70% 1.70%
Gross expenses (c) 2.00% 2.08% 2.03% 1.87% 1.80%
PORTFOLIO TURNOVER RATE 61% 78% 74% 108% 48%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of June 30, 2022, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”).
Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if
(1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2022, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of June 30, 2022, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the subadviser, is paid by the
Adviser.
Distribution – Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The
Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the
Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of
Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent
Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2022. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the year ended June 30, 2022, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2022,
$741,202 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 261,032 $ 23,221 $ 284,253

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2022, totaled $ 33,892,554 and $ 37,420,366 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended June 30, 2022 , for futures contracts was
$ 8 , 072 , 131 .
The Fund’s use of derivatives for the year ended June 30, 2022 , was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of June 30, 2022.
Realized and unrealized gains and losses on derivatives contracts for the year ended June 30, 2022 , are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2022. These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of June 30, 2022, the cost for federal income tax purposes is $50,640,874 and the components of net unrealized depreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Location:
Equity
Contracts
Liability derivatives:
Unrealized depreciation on futures* $ (37,248)
* Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized loss on:
Futures $ (308,368)
Total net realized loss $ (308,368)
Net change in unrealized appreciation (depreciation) on:
Futures $ (39,760)
Total net change in unrealized appreciation (depreciation) $ (39,760)
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Depreciation on Futures** $ (37,248) $ - $ 37,248 $ -
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation $ 7,820,148
Gross Unrealized Depreciation (11,451,214)
Net Unrealized Depreciation $ (3,631,066)
2022 2021
Ordinary Income $ 1,023,603 $ –
Long-Term Capital Gain 3,582,882 –
$ 4,606,485 $ –

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

As of June 30, 2022, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, and wash sales.
For tax purposes, the current year post-October loss was $1,709,606 for the Fund (realized during the period November 1, 2021 through June 30, 2022). This loss will be recognized for tax purposes the first business day of the Fund’s next fiscal year, July 1,
2022.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Other Temporary Differences
$ (721)
Undistributed Long-Term Gain
2,852,012
Capital and Other Losses
(1,709,606)
Unrealized Depreciation
(3,631,066)
Total
$ (2,489,381)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of Acuitas US Microcap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Acuitas US Microcap Fund, a series of shares of beneficial interest in Forum Funds II (the “Fund”), including the schedule of investments, as of June 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of June 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2003.
Philadelphia, Pennsylvania
August 24 , 2022

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

Investment Advisory Agreement Approval
Acuitas US Microcap Fund (“Microcap Fund”) (the “Fund”)
At the June 10, 2022 Board meeting (the “June meeting”), the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”) and the subadvisory agreements between the Adviser and each of AltraVue Capital, LLC; ClariVest Asset Management,
LLC; Granahan Investment Management, Inc.; and Tieton Capital Management, LLC (each a “Subadviser”) (the “Subadvisory
Agreements”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser and each of the Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the
Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Fund.
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund outperformed its primary benchmark index, the Russell Microcap Index, for the one-, three-, and five-year periods ended March 31, 2022, and for the period since the Microcap Fund’s inception on July 18, 2014. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) believed to have characteristics similar to those of the
Fund. Based on information presented by Strategic Insight, the Board observed that the Fund underperformed the average of the
Strategic Insight peers for the one-year period ended March 31, 2022 and outperformed the average of the Strategic Insight peers for the three-, and five-year periods ended March 31, 2022. The Board noted the Adviser’s representation that the Fund’s relative performance could be attributed, in part, to the Fund’s stock selection and sector allocations. The Board also noted the Adviser’s representation that the Strategic Insight peer group was not an optimal representation of the Fund’s investment strategy from a performance comparison standpoint because many of the funds within the Strategic Insight peer group operate within the small cap universe, whereas the Fund places a larger emphasis on microcap investments, which tend to have higher beta than small cap companies and, as a result, tend to lag the performance of small cap companies during bear markets such as the market environment experienced from late 2021 through year-to-date 2022. At the request of the Adviser, the Board reviewed performance of the Fund compared to the performance of a peer group of funds identified by the Adviser as being a more optimal comparison to the Fund (the
“Comparable Funds”). The Board observed that the Fund underperformed the average of the Comparable Funds for the one-year period ended March 31, 2022, and outperformed the average of the Comparable Funds for the three-, and five-year periods ended

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

March 31, 2022 and that the Fund’s performance was more closely aligned with the performance of the Comparable Funds than the performance of the Strategic Insight peers.
The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets among Subadvisers on an ongoing basis in order to achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the
Adviser’s continued management under the Advisory Agreement and from each Subadviser’s continued management under the respective Subadvisory Agreements.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s Strategic Insight peers. The Board noted that, based on the information provided by Strategic Insight, the actual advisory fee rate and actual total expense ratio for the Fund were each higher than the median of its Strategic Insight peers. The Board noted the Adviser’s representation that the Fund’s Strategic Insight peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison. The Board also noted the Adviser’s representation that many of the funds listed in the respective Strategic Insight peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the
Strategic Insight peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Strategic Insight peers were not directly comparable. The Board noted further the Adviser’s representation that the total expense ratio for the Fund was equal to the average of the expense ratios of the Comparable Funds. Finally, the Board observed that the contractual advisory fee and expense cap were each lowered as recently as 2020.
With regard to Subadviser compensation, the Board noted the arms-length nature of the relationship between the Adviser and each
Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement.
Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the
Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the
Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the
Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing services to the Fund. The Board noted further the Adviser’s representation that the Adviser continues to pay its Subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Fund by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Fund’s total expense ratios at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in light of the nature, extent and quality of the services provided by the Adviser.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Fund, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

Economies of Scale
The Board considered whether the Fund was benefitting, or may benefit in the future, from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board noted the assets of the Fund were stable but relatively low. The Board also noted the Adviser’s representation that the Fund was benefitting from expenses subsidized by the Adviser under the contractual expense limitation agreement. The Board noted further the Adviser’s representation that, although the Fund could benefit from economies of scale as assets grow, the Adviser believed that economies of scale had not been achieved at current asset levels.
The Board also considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements.
In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Fund, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee. The Board considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser and that, for the reasons cited above, among other relevant considerations, breakpoints in the subadvisory fee rates were unlikely to result in the Fund’s realization of economies of scale.
Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement or Subadvisory Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager
Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the
Subadvisers would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory
Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each
Subadvisory Agreement.
Acuitas US Microcap Fund (the “Fund”) – Meros Investment Management, LP
At the June 10, 2022 Board meeting (“June meeting”), the Board, including the Independent Trustees, considered the approval of a new investment subadvisory agreement between Acuitas Investments, LLC (the “Adviser”) and Meros Investment Management,
LP (“Meros”) (the “Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement was being considered in connection with the anticipated termination of the original subadvisory agreement between Meros and the Adviser
(“Original Agreement”) due to an internal restructuring of the ownership of Meros’ parent company (the “Transaction”). The
Subadvisory Agreement is identical to the Original Agreement, except for the effective date. The Transaction is expected to result in a change in control of Meros, and thus, a termination of the Original Agreement.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

In preparation for its deliberations, the Board requested and reviewed written responses from Meros to a due diligence questionnaire circulated on the Board’s behalf concerning Meros’ personnel, operations, financial condition, performance, compensation, and services to be provided to a portion of the Fund by the Subadviser (the “Sleeve”). The Board also discussed the materials with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and was assisted by the advice of
Independent Legal Counsel.
At the June meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
The Board received a presentation from senior representatives of the Adviser and discussed Meros’ personnel, operations and financial condition. In this context, the Board considered the adequacy of Meros’ resources and the quality of services to be provided by Meros under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at Meros who, as Meros employees had, and under the
Subadvisory Agreement would continue to have, responsibility for the Sleeve. The Board considered the Adviser’s representation that the portfolio managers of Meros who were responsible for the Sleeve would continue in that role as portfolio managers at Meros and noted that, since 2019, the same portfolio managers had provided such services to the Fund.
The Board considered the investment philosophy and decision-making process of those professionals and the capability and integrity of Meros’ senior management and staff. The Board also evaluated the anticipated quality of Meros’ services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation to approve the Subadvisory Agreement with Meros. The Board also noted Meros’ representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by Meros under the Subadvisory Agreement.
Costs of Services and Profitability
The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory
Agreement. The Board considered information regarding the fees paid and revenue received by the Subadviser from its relationship with the Fund, noting the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether or not to approve the Subadvisory Agreement.
Performance
Recognizing that the Subadviser’s portfolio management personnel were the same as those currently employed to manage the Sleeve as employees of Meros, the Board considered the historical performance of the proposed portfolio managers of the Subadviser in managing the Sleeve, including in particular the Adviser’s evaluation of the performance Meros achieved for the Sleeve. The Board noted the Adviser had expressed satisfaction with the performance of Meros and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of Meros’ performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the Fund and its shareholders.
Compensation
The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Funds. The Board thus did not focus on information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. The Board did note, however, that the compensation to be received by the Subadviser under the Subadvisory Agreement would be no greater than the compensation that Meros received under the prior subadvisory agreement. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The
Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, the Fund would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.
Other Benefits
The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2022 through June 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
73.98 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 78.52 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 100.00% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). Pursuant to Section 852 (b)(3) of the Internal Revenue Code,
the Fund designates $3,582,882 as long-term capital gain dividends for the year ended June 30, 2022.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 805-5628.
Beginning
Account Value
January 1, 2022
Ending
Account Value
June 30, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 771.24 $ 6.59 1.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.36 $ 7.50 1.50%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2022

(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), 2017-2021;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

220-ANR-0622
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
https://acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted         a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,400 in 2021 and $13,400 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2021 and $3,000 in 2022.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	08/26/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	08/26/2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	08/26/2022